Accrued expenses and other current liabilities - Product warranty activities (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product warranty activities
Balance at the beginning	¥ 1,374	¥ 1,374	¥ 252
Provided during the year		¥ 36,350	13,496	¥ 1,827
Utilized during the year	(32,284)		(12,374)	(1,575)
Balance at the end	¥ 5,440		¥ 1,374	¥ 252